Columbia High Yield Municipal Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 4.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 4.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	1.900%	5,000,000	5,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.900%	2,900,000	2,900,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	1.900%	2,500,000	2,500,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.900%	5,000,000	5,000,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.900%	2,880,000	2,880,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.900%	300,000	300,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.900%	3,000,000	3,000,000
Total			21,580,000
Total Floating Rate Notes (Cost $21,580,000)			21,580,000

Municipal Bonds 95.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,046,689
Baldwin County Industrial Development Authority(b),(c),(d),(e)
Revenue Bonds
Novelis Corp. Project
Series 2026 (Mandatory Put 03/01/33)
03/01/2056	4.300%	2,000,000	2,015,695
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,091,928
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	2,000,000	2,170,311
Black Belt Energy Gas District
Revenue Bonds
Gas Project
Series 2025G
10/01/2035	5.000%	1,660,000	1,813,713
Total			9,138,336
Alaska 0.2%
Northern Tobacco Securitization Corp.(f)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	8,225,000	933,575
Arizona 2.7%
Arizona Industrial Development Authority(c),(g)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	70,500
Series 2021A
07/01/2051	0.000%	500,000	11,750
Arizona Industrial Development Authority(c)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,463,435
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	4,400,000	3,369,142
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,071,130
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,485,630
Series 2018
02/15/2048	5.000%	1,000,000	978,940

Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2044	4.250%	600,000	553,525
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,033,962
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2054	5.000%	2,000,000	1,758,064
Total			12,796,078
Arkansas 0.4%
Arkansas Development Finance Authority(d)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,044,133
California 5.1%
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	2,000,000	2,130,783
California County Tobacco Securitization Agency(f)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	3,970,000	769,404
California Municipal Finance Authority(c)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,124,337
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2054	6.500%	1,500,000	1,463,497
06/01/2059	6.375%	1,500,000	1,422,982
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(c)
Revenue Notes
GAN Series 2025
12/01/2026	4.400%	2,000,000	2,010,619
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	150,000	153,991
05/15/2055	5.500%	295,000	316,995
CMFA Special Finance Agency(c)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,554,614
Hastings Campus Housing Finance Authority(c),(f)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,537,543
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,256,880
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2025
07/01/2055	5.500%	1,000,000	1,075,400
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	2,250,000	2,420,696
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	500,000	569,483
Total			23,843,924
Colorado 8.4%
Arista Metropolitan District(g),(h)
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,021,790
Canyons Metropolitan District No. 5(i)
Limited General Obligation Refunding Bonds
Subordinated Series 2024B
12/15/2054	6.500%	1,250,000	1,254,138
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,190,191
Colorado Educational & Cultural Facilities Authority(c)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2061	4.000%	1,940,000	1,349,021
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,889,015
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	4,129,325
Eagle Brook Meadows Metropolitan District No. 3(i)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,417,656
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,060,494
Lanterns Metropolitan District No. 2(i)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,220,349
Mineral Business Improvement District(c)
Limited General Obligation Bonds
Series 2024A
12/01/2054	5.750%	1,250,000	1,254,700
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,000,000	1,052,524
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,059,581
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,059,581
Redtail Ridge Metropolitan District(f)
Limited General Obligation Bonds
Series 2025
12/01/2032	0.000%	3,500,000	2,258,233
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RRC Metropolitan District No. 2(i)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,254,175
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,078,166
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,269,551
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,103,469
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	700,000	728,338
Waterfront at Foster Lake Metropolitan District No. 2(i)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,856,228
Total			39,506,525
Connecticut 0.4%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	2,000,000	2,047,623
District of Columbia 0.4%
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,031,131
Florida 6.9%
Capital Projects Finance Authority(c)
Revenue Bonds
Millenia Orlando Project
Series 2025A
01/01/2055	7.250%	1,000,000	1,059,589
Capital Trust Agency, Inc.(c),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	426,000

Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(c)
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	205,000	197,738
Capital Trust Agency, Inc.(c),(f)
Subordinated
07/01/2061	0.000%	30,000,000	2,656,494
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	716,767
Capital Trust Authority(c),(d)
Revenue Bonds
MVM Landfill LLC Project
Series 2024
12/01/2044	6.875%	1,000,000	1,059,331
City of Tampa(f)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	471,507
County of Miami-Dade(f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,450,189
County of Osceola Transportation(f)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	503,325
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	523,347
10/01/2053	0.000%	3,000,000	700,960
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,122,919
Renaissance Character School, Inc. Projects
Series 2025
06/15/2055	6.000%	2,100,000	2,166,840
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,963,719
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,323,771
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	964,570
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2055	6.750%	1,500,000	1,578,221
The Sanctuary at Village of the Isle Project
Series 2025
12/22/2030	11.000%	1,000,000	1,040,331
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,830,744
Miami-Dade County Industrial Development Authority(b),(c)
Revenue Bonds
Casa Properties LLC Project
Series 2026 (Mandatory Put 07/01/36)
07/01/2065	5.375%	2,000,000	2,072,505
Seminole County Industrial Development Authority(c)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	653,146
06/15/2056	4.000%	1,410,000	1,073,676
Village Community Development District No. 15(c)
Special Assessment Bonds
Series 2024
05/01/2055	4.800%	1,495,000	1,456,545
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,171
Total			32,297,405
Georgia 1.9%
Atlanta Development Authority (The)(c)
Tax Allocation Bonds
Westside Gulch Area Project
Series 2024A
04/01/2034	5.000%	2,250,000	2,343,463
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	1,000,000	1,053,789
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,500,116
Main Street Energy, Inc.
Revenue Bonds
Energy Project
Series 2025D
12/01/2033	5.000%	1,000,000	1,091,564
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,984,089
Total			8,973,021
Idaho 0.5%
Avimor Community Infrastructure District No. 1(c)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	1,205,000	1,232,096
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	1,000,000	887,015
Total			2,119,111
Illinois 6.1%
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,996,343
Series 2012A
12/01/2042	5.000%	1,000,000	996,286
Series 2018D
12/01/2046	5.000%	5,000,000	4,749,343
Series 2022A
12/01/2047	4.000%	3,000,000	2,489,607
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	2,650,000	2,689,027
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	548,686
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(c)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,030,123
Goodman Theatre Project
Series 2025
10/01/2050	6.125%	1,000,000	1,015,599
Illinois Institute of Technology
Series 2025
09/01/2046	5.875%	1,000,000	1,001,618
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	2,000,000	2,143,652
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	1,200,000	1,072,128
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,780,542
06/15/2038	0.000%	3,000,000	1,927,321
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	4,008,171
Series 2020
05/01/2039	5.500%	570,000	616,541
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	358,000	358,661
Total			28,423,648
Indiana 0.4%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2054	5.000%	2,000,000	1,983,763
Iowa 1.1%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	1,500,000	1,206,291

Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023
05/15/2053	7.500%	2,000,000	2,221,568
Revenue Bonds
Presbyterian Homes Mill Pond Project
Series 2025
10/01/2065	5.875%	1,500,000	1,533,458
Total			4,961,317
Kansas 1.0%
City of Overland Park(g)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	1,560,000
Wyandotte County - Kansas City Unified Government(c),(e)
Revenue Bonds
Northwest Speedway Star Bond District Project
Series 2026
03/01/2046	5.500%	2,000,000	2,004,084
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	1,345,000	1,346,294
Total			4,910,378
Kentucky 0.6%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,863,269
Louisiana 1.2%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	25,141
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	1,500,000	1,499,969
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,147,010
Total			5,672,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,284,353
Massachusetts 1.2%
Massachusetts Development Finance Agency(c)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,030,568
Merrimack College Student Housing Project
Series 2024
07/01/2054	5.000%	1,200,000	1,178,303
07/01/2060	5.000%	1,000,000	969,281
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,375,000	1,259,861
Total			5,438,013
Minnesota 1.1%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	242,007
05/01/2051	5.000%	1,500,000	725,107
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,403,979
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	985,645
St. Cloud Housing & Redevelopment Authority(j)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,230,000	1,760,240
Total			5,116,978
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.2%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Historic Northeast Redevelopment Plan
Series 2024
06/01/2054	5.000%	1,250,000	1,225,135
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,393,881
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,999,860
Total			5,618,876
Nevada 0.8%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,498,944
Series 2018A
12/15/2048	5.000%	1,500,000	1,428,621
Total			3,927,565
New Hampshire 3.4%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	5,910,000	5,913,965
New Hampshire Business Finance Authority(c),(f)
Revenue Bonds
Chambers Creek Project (The)
Series 2025
12/15/2032	0.000%	956,000	615,135
River Ranch Project
Series 2025
12/01/2031	0.000%	2,202,000	1,536,967
The Wildflower Project
Series 2025
12/15/2033	0.000%	2,400,000	1,476,500
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	1,300,000	1,301,686
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024
12/15/2035	5.375%	600,000	600,130
Series 2025
12/15/2033	5.875%	900,000	901,218
Silverado Project
Series 2024
12/01/2028	5.000%	1,500,000	1,500,644
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	1,900,000	1,904,431
Total			15,750,676
New Jersey 1.6%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,108,705
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	2,000,000	2,107,844
01/01/2045	6.625%	2,000,000	2,099,049
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,000,432
Total			7,316,042
New York 4.7%
Build NYC Resource Corp.(c)
Revenue Bonds
261 Walton Facility LLC - Zeta Charter Schools, Inc. Project
Series 2026
06/01/2066	5.750%	2,000,000	1,986,190
International Leadership Charter School
Series 2016
07/01/2046	6.250%	605,000	605,748
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	491,542

Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,331,651
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,750,000	1,456,854
Nassau County Tobacco Settlement Corp.(f)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	20,000,000	927,898
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2026
06/15/2056	5.250%	1,000,000	1,069,566
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	600,000	643,613
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,317,834
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,409,369
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,304,742
Series 2025
06/30/2059	6.000%	2,000,000	2,132,773
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,070,302
Oneida Indian Nation of New York(c),(k)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	764,771
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,534,607
Total			22,047,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.5%
North Carolina Medical Care Commission
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,269,464
North Carolina Turnpike Authority(f)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	839,212
Total			2,108,676
North Dakota 0.5%
City of Horace
Unlimited General Obligation Refunding Bonds
Series 2024C
05/01/2050	5.000%	1,500,000	1,506,434
North Dakota Housing Finance Agency
Revenue Bonds
Series 2024C
07/01/2051	4.800%	1,000,000	1,004,938
Total			2,511,372
Ohio 3.9%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	10,270,000	8,480,083
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	437,371
12/01/2049	5.125%	1,875,000	1,451,299
Hickory Chase Community Authority(c)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,225,000	1,267,547
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	486,738
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,860,000	4,838,609
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,068,471
Total			18,030,118
Oregon 0.4%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	936,795
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	745,732
Total			1,682,527
Pennsylvania 1.2%
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,694,942
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,429,790
Pennsylvania Economic Development Financing Authority(b)
Refunding Revenue Bonds
PPL Energy Supply LLC Project
Series 2024 (Mandatory Put 06/01/27)
12/01/2037	5.250%	500,000	502,112
Pennsylvania Economic Development Financing Authority(c),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	357,500
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,594,228
Total			5,578,572
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 6.9%
Commonwealth of Puerto Rico(k),(l)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,509,317	1,737,702
Subordinated Series 2022
11/01/2043	0.000%	1,939,932	1,324,004
Commonwealth of Puerto Rico(k)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2037	4.000%	388,540	389,015
07/01/2041	4.000%	528,266	512,026
07/01/2046	4.000%	389	351
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(k)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	6,010,742
Series 2022A
07/01/2047	4.000%	500,000	450,541
Puerto Rico Electric Power Authority(g),(k)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,332,500
Series 2010XX
07/01/2040	0.000%	6,320,000	4,210,700
Puerto Rico Sales Tax Financing Corp.(f),(k)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	51,413,000	13,458,772
Puerto Rico Sales Tax Financing Corp.(k)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	3,000,000	2,938,314
Total			32,364,667
South Carolina 2.2%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,094,630
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	2,000,000	2,007,412
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	688,828
05/01/2048	5.125%	1,500,000	1,304,178

Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Greer Preparatory Academy Project
Series 2024
06/15/2059	6.500%	1,000,000	1,006,799
Libertas Woodruff Project
Series 2025
08/15/2065	7.250%	1,500,000	1,570,502
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	3,000,000	2,793,110
Total			10,465,459
Tennessee 0.3%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	2,250,000	1,506,590
Texas 8.2%
Angelina & Neches River Authority(c),(d),(g)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	2,250,000	36,675
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,689,046
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2059	4.875%	1,000,000	911,491
06/15/2064	5.000%	1,200,000	1,098,463
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,775,950
Beaumont Housing Authority(c)
Revenue Bonds
Cypress Bend and Cypress Bend Village
Series 2025
07/01/2055	6.500%	1,000,000	1,002,815
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	4,000,000	4,382,105
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(d)
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	945,567
Clifton Higher Education Finance Corp.(c)
Revenue Bonds
Valor Education
Series 2024A
06/15/2044	5.750%	750,000	739,876
06/15/2054	6.000%	1,000,000	947,631
Katy Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2054	5.250%	3,000,000	3,205,256
Lubbock Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,250,000	1,334,245
Mansfield Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,068,161
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	2,000,000	2,096,248
New Hope Cultural Education Facilities Finance Corp.(g),(h)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	3,500,000	3,500,000
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	621,177	621,177
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	1,238,800
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016A-1
07/01/2046	5.000%	950,000	866,875
Legacy Midtown Park Project
Series 2025
07/01/2044	6.750%	1,000,000	1,050,900
07/01/2056	7.125%	500,000	513,665
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	1,000,037
Series 2015A
07/01/2047	5.000%	1,000,000	964,124
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	868,527
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,068,927
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	947,363
Spring Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2055	5.250%	1,000,000	1,074,466
Tarrant County Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,437,500
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	1,000,000	1,102,287
Total			38,488,177
Utah 2.7%
High Star Ranch Infrastructure Financing District(c),(e)
Special Assessment Bonds
High Star Rance Assessment Area
Series 2026
12/01/2055	6.250%	2,000,000	2,006,799
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	1,250,000	1,310,722
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	2,000,000	2,037,138
TV Public Infrastructure District(c)
Limited General Obligation Bonds
Series 2025
03/01/2056	8.000%	1,500,000	1,029,449
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,000,000	1,857,466
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,676,301
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	2,500,000	2,563,205
Total			12,481,080
Virginia 2.6%
City of Chesapeake Expressway Toll Road(j)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	6,530,000	6,751,224
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	719,996
07/01/2051	5.000%	1,200,000	1,149,436
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,627,397
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2024
12/01/2054	5.500%	2,000,000	2,070,098
Total			12,318,151
Washington 1.9%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,304,336
King County Public Hospital District No 4
Refunding Revenue Bonds
Snoqualmie Valley Health
Series 2025
12/01/2060	7.000%	1,500,000	1,537,600

Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	955,000	964,747
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	399,746
07/01/2059	6.250%	320,000	342,027
07/01/2063	6.375%	175,000	187,674
Revenue Bonds
Parkshore Juanita Bay Project
Series 2024
01/01/2053	5.750%	1,000,000	983,367
01/01/2059	5.875%	1,065,000	1,054,341
Total			8,773,838
West Virginia 0.8%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,000,000	1,029,411
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	2,500,000	2,739,455
Total			3,768,866
Wisconsin 9.3%
Public Finance Authority(c),(g),(h),(l)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	738,020	739,380
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,565,100
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	3,000,000	2,625,305
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,362,553	2,457,835
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	1,000,000	995,501
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	2,000,000	1,557,963
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	929,832	933,574
Candela Project
Series 2023
12/15/2029	6.125%	500,000	507,840
Explore Academy Rio Rancho Project
Series 2025
07/01/2055	7.000%	1,000,000	1,013,334
Mater Academy of Nevada - Cactus Park Campus Project
Series 2025
12/15/2055	6.000%	1,000,000	1,034,336
Mater Academy of Nevada - East Las Vegas Campus Project
Series 2024
12/15/2054	5.000%	2,000,000	1,872,890
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,433,657	1,439,173
Million Air Three LLC
Series 2025B
09/01/2054	7.000%	750,000	796,330
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	1,035,988
Signorelli Projects
Series 2024
12/15/2032	5.375%	1,800,000	1,800,049
Public Finance Authority(c),(d)
Refunding Revenue Bonds
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2046	6.250%	250,000	259,391
Public Finance Authority(d)
Revenue Bonds
Georgia SR 400 Express Lanes Project
Series 2025
06/30/2060	5.750%	2,000,000	2,094,666
Public Finance Authority(c),(f)
Revenue Bonds
Heritage Bend Project
Series 2025
12/15/2042	0.000%	7,000,000	2,205,482
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lariat Project
Series 2023
09/01/2029	0.000%	700,000	541,947
Texas Infrastructure Program
Series 2025
12/15/2032	0.000%	1,500,000	988,735
Public Finance Authority(c),(g),(h)
Revenue Bonds
Nolina & Sorella Projects
RAN Series 2024
12/15/2032	5.500%	1,012,267	1,014,078
Public Finance Authority(c),(f),(l)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	2,000,000	1,635,000
Wisconsin Center District(f)
Prerefunded 12/15/30 Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	3,490,000	930,468
Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	14,510,000	2,533,505
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,657,282
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,725,547
Revenue Bonds
Chiara Housing and Services, Inc.
Series 2024
07/01/2055	5.875%	2,000,000	2,021,987
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,787,745
Total			43,770,431
Total Municipal Bonds (Cost $475,620,360)			445,893,844

Municipal Short Term 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.1%
California Infrastructure & Economic Development Bank(b),(d)
Revenue Bonds
Series 2025 (Mandatory Put 11/02/26)
01/01/2065	0.000%	1,335,000	720,900
Illinois 0.2%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.390%	850,000	892,328
Total Municipal Short Term (Cost $2,118,250)			1,613,228

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(m),(n),(o)	11,070	111
Total Warrants (Cost $1)		111

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.722%(p)	739,645	739,719
Total Money Market Funds (Cost $739,645)		739,719
Total Investments in Securities (Cost $500,058,256)		469,826,902
Other Assets & Liabilities, Net		(1,269,203)
Net Assets		$468,557,699

Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $154,359,283, which represents 32.94% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Partial payment received at last interest date.
(i)	Cash flow bond. Interest rate represents the stated coupon rate at February 28, 2026. Income on this security, if any, is derived from the cash flow of the issuer.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(k)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2026, the total value of these securities amounted to $33,129,438, which represents 7.07% of total net assets.

(l)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(m)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $111, which represents less than 0.01% of total net assets.

(n)	Non-income producing investment.
(o)	Valuation based on significant unobservable inputs.
(p)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GAN	Grant Anticipation Note
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia High Yield Municipal Fund  | 2026

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3QT161_05_T01_(04/26)